UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended September 30, 2014, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended September 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.64%

Australia 0.83% (a)
513,906	Newcrest Mining Limited (b)	$11,598,161	$4,722,791

Austria 0.80% (a)
186,309	Wienerberger AG	2,544,007	2,398,733
64,091	OMV AG	2,566,531	2,155,178
		5,110,538	4,553,911
Belgium 0.85%
33,044	Groupe Bruxelles Lambert SA (a)	2,820,081	3,026,776
16,497	Sofina SA	1,625,340	1,810,279
		4,445,421	4,837,055
Bermuda 1.30% (a)
84,380	Jardine Matheson Holdings Limited	2,648,739	5,028,097
232,938	Hiscox Limited	2,459,827	2,374,671
		5,108,566	7,402,768
Canada 7.07%
236,820	Canadian Natural Resources Limited	6,746,971	9,200,445
325,133	Cenovus Energy, Inc.	8,426,270	8,739,575
190,624	Potash Corporation of Saskatchewan, Inc.	7,369,478	6,587,965
221,022	Goldcorp, Inc.	6,726,241	5,090,137
150,955	Agnico-Eagle Mines Limited	5,067,342	4,365,759
387,977	Penn West Petroleum Limited	6,176,860	2,618,845
597,056	Kinross Gold Corporation (b)	3,023,668	1,970,285
72,067	EnCana Corporation	1,462,134	1,528,541
107,519	Catalyst Paper Corporation (b)(c)	2,181	245,769
		45,001,145	40,347,321
Chile 0.34%
87,562	Cia Cervecerias Unidas SA, ADR	1,987,162	1,928,991

Denmark 0.33% (a)
69,560	ISS A/S (b)	2,381,066	1,883,540

France 11.76%
125,839	Total SA (a)	6,066,114	8,148,591
69,384	Sanofi (a)	4,951,978	7,845,291
227,354	Bouygues SA (a)	8,105,860	7,351,363
217,306	Carrefour SA (a)	5,430,797	6,711,383
83,772	Danone SA (a)	5,937,753	5,609,868
118,177	Compagnie de Saint-Gobain (a)	4,961,962	5,399,683

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.64% — (continued)
France 11.76% — (continued)
43,961	Sodexo (a)	$1,170,793	$4,300,327
176,323	Vivendi SA (a)	4,891,524	4,257,810
25,048	Wendel SA (a)	464,364	2,838,642
37,003	Neopost SA (a)	2,910,733	2,721,610
27,856	Laurent-Perrier	2,065,828	2,374,889
8,934	Robertet SA	593,121	1,850,704
33,299	Legrand SA (a)	1,113,962	1,730,333
114,100	Société Télévision Francaise 1 (a)	1,749,174	1,537,599
28,445	Numericable Group SA (b)	1,624,659	1,517,936
21,247	Société Foncière Financière et de Participations (a)(b)	1,905,226	1,361,941
8,655	BioMerieux	671,300	896,072
9,682	Gaumont SA	835,117	492,212
8,840	Sabeton SA (a)	100,103	150,408
		55,550,368	67,096,662
Germany 3.37% (a)
120,552	HeidelbergCement AG	6,162,765	7,934,819
213,559	Deutsche Wohnen AG	1,560,550	4,548,398
146,687	Hamburger Hafen und Logistik AG	4,995,659	3,485,558
28,752	Daimler AG	1,208,479	2,195,702
15,874	Fraport AG	584,545	1,040,857
		14,511,998	19,205,334
Greece 0.55% (a)
246,653	Jumbo SA (b)	1,415,578	3,119,194

Hong Kong 1.76%
1,094,542	Hopewell Holdings Limited (a)	3,655,542	3,830,983
781,612	Great Eagle Holdings Limited (a)	2,629,216	2,651,692
181,670	Guoco Group Limited	2,095,082	2,268,287
281,504	Hysan Development Company Limited (a)	1,340,046	1,298,854
		9,719,886	10,049,816
Ireland 0.91% (a)
216,333	CRH PLC	3,702,914	4,915,638
66,730	Beazley PLC	219,324	293,439
		3,922,238	5,209,077
Israel 0.41% (a)
326,519	Israel Chemicals Limited	3,254,408	2,345,541

Italy 0.85%
75,679	Recordati S.p.A. (a)	501,980	1,237,739
25,533	Italmobiliare S.p.A.	2,256,915	822,361
45,886	Italmobiliare S.p.A. RSP	2,342,059	898,323
293,733	Italcementi S.p.A. (a)	2,834,009	1,875,662
		7,934,963	4,834,085

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.64% — (continued)
Japan 24.24%
46,760	SMC Corporation (a)	$5,158,197	$12,893,649
60,380	Fanuc Corporation (a)	4,576,746	10,919,886
177,560	Secom Company Limited (a)	7,448,054	10,578,032
24,010	Keyence Corporation (a)	4,074,425	10,424,814
309,560	Hoya Corporation (a)	6,552,441	10,395,100
168,200	KDDI Corporation (a)	5,245,029	10,118,278
612,000	Astellas Pharma, Inc. (a)	4,553,489	9,114,865
66,460	Shimano, Inc. (a)	871,864	8,084,421
297,000	Sompo Japan Nipponkoa Holdings, Inc. (a)	7,367,472	7,204,794
319,800	MS&AD Insurance Group Holdings (a)	8,577,794	6,975,515
47,480	Hirose Electric Company Limited (a)	4,687,990	5,861,915
198,660	Mitsubishi Estate Company Limited (a)	3,034,297	4,477,260
78,900	Nissin Foods Holdings Company Limited (a)	2,753,783	4,096,715
128,748	Chofu Seisakusho Company Limited (a)	2,114,835	3,502,227
219,980	Kansai Paint Company Limited (a)	1,556,841	3,288,961
88,290	Nomura Research Institute Limited (a)	1,629,512	2,855,304
69,880	As One Corporation (a)	1,226,588	2,193,953
289,000	Japan Wool Textile Company Limited (a)	2,130,909	1,996,699
24,394	SK Kaken Company Limited	628,115	1,990,666
103,600	T. Hasegawa Company Limited (a)	1,478,252	1,583,646
22,020	Shin-Etsu Chemical Company Limited (a)	1,020,840	1,442,732
53,694	Secom Joshinetsu Company Limited	957,806	1,395,285
70,510	Nagaileben Company Limited (a)	588,642	1,368,864
49,730	Daiichikosho Company Limited (a)	675,122	1,336,886
68,300	Nitto Kohki Company Limited (a)	1,190,937	1,322,802
27,600	MISUMI Group, Inc. (a)	427,407	833,958
12,400	Nitori Holdings Company Limited (a)	525,360	768,245
43,800	Seikagaku Corporation (a)	309,117	658,770
9,880	Kobayashi Pharmaceutical Company Limited (a)	454,995	603,445
		81,816,859	138,287,687
Mexico 3.16%
364,087	Grupo Televisa S.A.B., ADR	6,580,410	12,335,268
249,185	Fresnillo PLC (a)	3,184,211	3,056,199
114,678	Industrias Peñoles S.A.B. de C.V.	633,398	2,629,811
		10,398,019	18,021,278
Netherlands 0.45% (a)
412,960	TNT Express NV	3,922,959	2,605,175

Norway 0.75% (a)
472,818	Orkla ASA	3,336,311	4,273,756

Russia 0.42% (a)
345,987	Gazprom OAO, ADR	2,331,786	2,426,493

Singapore 2.24%
1,219,813	Haw Par Corporation Limited	2,927,152	8,385,796

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.64% — (continued)
Singapore 2.24% — (continued)
2,329,310	ComfortDelGro Corporation Limited (a)	$2,667,995	$4,375,451
		5,595,147	12,761,247
South Africa 0.87%
230,676	AngloGold Ashanti Limited, ADR (b)	3,683,023	2,768,112
541,836	Gold Fields Limited, ADR	5,733,948	2,113,160
30,686	Harmony Gold Mining Company Limited, ADR (b)	280,256	66,282
		9,697,227	4,947,554
South Korea 3.09%
89,672	KT&G Corporation (a)	4,899,164	8,025,093
10,487	Nong Shim Company Limited (a)	1,903,362	2,701,379
1,303	Lotte Confectionery Company Limited	534,983	2,690,582
51,666	Kia Motors Corporation (a)	2,927,535	2,624,066
49,360	Fursys, Inc. (a)	1,147,802	1,567,777
		11,412,846	17,608,897
Sweden 1.26% (a)
195,573	Investor AB, Class ‘A’	3,807,686	6,752,209
12,577	Investor AB, Class ‘B’	234,678	442,832
		4,042,364	7,195,041
Switzerland 3.65% (a)
124,323	Pargesa Holding SA	7,185,236	9,881,382
128,444	Nestlé SA	3,810,919	9,439,475
5,516	Rieter Holding AG	668,156	1,109,297
2,379	Autoneum Holding AG	108,342	372,069
		11,772,653	20,802,223
Thailand 1.16% (a)
641,205	Bangkok Bank PCL, NVDR	2,159,974	4,028,569
4,318,192	Thai Beverage PCL	676,661	2,584,535
		2,836,635	6,613,104
Turkey 0.31% (a)
197,938	Yazicilar Holding AS	1,355,587	1,790,990

United Kingdom 2.91%
142,038	Berkeley Group Holdings PLC (a)	1,660,311	5,158,745
190,578	GlaxoSmithKline PLC (a)	3,605,488	4,353,589
55,153	British American Tobacco PLC (a)	2,923,312	3,107,903
752,203	WM Morrison Supermarkets PLC (a)	3,227,405	2,046,731
68,970	Anglo American PLC (a)	2,048,304	1,538,154
9,665	Liberty Global PLC (b)	413,647	411,149
		13,878,467	16,616,271
Total International Common Stocks		334,338,358	431,485,802

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

OUNCES	DESCRIPTION	COST	VALUE

Commodity — 4.93%
23,249	Gold bullion (b)	$21,576,479	$28,107,799

PRINCIPAL

International Bonds — 1.04%

International Convertible Bond — 0.14%

Mauritius 0.14%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (c)(d)(e)	750,538	777,400

International Corporate Bond — 0.64%

South Africa 0.64%
3,333,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	3,344,898	3,680,799

International Government Bond — 0.26%

Singapore 0.26%
1,813,000 SGD	Singapore Government Bond 2.375% due 04/01/17	1,522,947	1,481,649
Total International Bonds		5,618,383	5,939,848

Commercial Paper — 17.65%

International Commercial Paper — 5.66%

Canada 0.71%
1,337,000 USD	Suncor Energy, Inc. 0.23% due 11/05/14	1,336,701	1,336,701
1,191,000 USD	Suncor Energy, Inc. 0.24% due 10/16/14	1,190,881	1,190,881
1,550,000 USD	Suncor Energy, Inc. 0.27% due 12/16/14	1,549,116	1,549,068

France 0.83%
1,883,000 USD	GDF Suez SA 0.16% due 11/03/14	1,882,724	1,882,724
2,839,000 USD	Électricité de France SA 0.14% due 10/22/14	2,838,768	2,838,768

Germany 0.27%
1,550,000 USD	Siemens Company 0.09% due 12/08/14	1,549,737	1,549,566

Italy 0.51%
2,880,000 USD	Eni S.p.A. 0.15% due 10/01/14	2,880,000	2,880,000

Japan 1.01%
5,760,000 USD	Hitachi Limited 0.21% due 10/01/14	5,760,000	5,760,000

Switzerland 0.78%
1,550,000 USD	Roche Holdings, Inc. 0.06% due 11/19/14	1,549,873	1,549,873

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.66% — (continued)
Switzerland 0.78% — (continued)
2,896,000 USD	Roche Holdings, Inc. 0.09% due 11/13/14	$2,895,689	$2,895,689

United Kingdom 1.55%
357,000 USD	AstraZeneca PLC 0.09% due 12/01/14	356,946	356,913
1,473,000 USD	BP Capital Markets PLC 0.08% due 10/24/14	1,472,925	1,472,925
1,489,000 USD	Centrica PLC 0.37% due 10/02/14	1,488,985	1,488,985
3,100,000 USD	GlaxoSmithKline PLC 0.13% due 12/15/14	3,099,160	3,098,816
2,400,000 USD	Reed Elsevier, Inc. 0.16% due 10/01/14	2,400,000	2,400,000
Total International Commercial Paper		32,251,505	32,250,909

U.S. Commercial Paper — 11.99%
$1,033,000	Abbott Laboratories 0.10% due 10/08/14	1,032,980	1,032,980
465,000	Abbott Laboratories 0.10% due 12/12/14	464,907	464,930
2,400,000	Airgas, Inc. 0.20% due 10/01/14	2,400,000	2,400,000
2,845,000	Apple, Inc. 0.09% due 11/14/14	2,844,687	2,844,687
4,287,000	Apple, Inc. 0.11% due 12/17/14	4,285,991	4,285,588
5,849,000	Arrow Electronics, Inc. 0.51% due 10/01/14	5,849,000	5,849,000
3,408,000	Avery Dennison Corporation 0.18% due 10/01/14	3,408,000	3,408,000
1,785,000	Caterpillar Financial Services Company 0.11% due 10/14/14	1,784,929	1,784,929
516,000	Celgene Corporation 0.28% due 11/20/14	515,799	515,799
1,722,000	Chevron Corporation 0.09% due 10/15/14	1,721,940	1,721,940
1,489,000	Chevron Corporation 0.09% due 10/17/14	1,488,940	1,488,940
357,000	Chevron Corporation 0.09% due 12/03/14	356,944	356,909
1,714,000	Chevron Corporation 0.10% due 11/07/14	1,713,824	1,713,824
5,577,000	Coca-Cola Company 0.10% due 11/13/14	5,576,334	5,576,334
2,490,000	Coca-Cola Company 0.12% due 11/05/14	2,489,710	2,489,710
2,285,000	Coca-Cola Company 0.13% due 11/20/14	2,284,587	2,284,587
457,000	ConocoPhillips 0.13% due 11/07/14	456,939	456,939
369,000	Corning, Inc. 0.21% due 11/21/14	368,890	368,890
1,550,000	Exxon Mobil Corporation 0.08% due 12/03/14	1,549,783	1,549,606
1,028,000	Google, Inc. 0.07% due 10/09/14	1,027,984	1,027,984
2,016,000	Hasbro, Inc. 0.15% due 10/01/14	2,016,000	2,016,000
1,577,000	International Business Machines Corporation 0.10% due 12/12/14	1,576,684	1,576,763
6,720,000	Kroger Company 0.20% due 10/01/14	6,720,000	6,720,000
465,000	Medtronic, Inc. 0.08% due 11/04/14	464,965	464,965
3,676,000	MetLife 0.13% due 11/24/14	3,675,283	3,675,283
1,105,000	MetLife 0.13% due 12/15/14	1,104,701	1,104,601
3,736,000	Microsoft Corporation 0.07% due 10/01/14	3,736,000	3,736,000
1,395,000	Precision Castparts Corporation 0.10% due 11/17/14	1,394,818	1,394,818

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.99% — (continued)
$295,000	Precision Castparts Corporation 0.11% due 12/09/14	$294,938	$294,899
1,301,000	Procter & Gamble Company 0.09% due 10/14/14	1,300,958	1,300,958
2,325,000	Schlumberger Investments SA 0.12% due 12/15/14	2,324,419	2,324,112
715,000	United Parcel Service, Inc. 0.08% due 12/05/14	714,897	714,866
715,000	United Parcel Service, Inc. 0.08% due 12/09/14	714,890	714,857
736,000	Whirlpool Corporation 0.33% due 11/04/14	735,771	735,771
Total U.S. Commercial Paper		68,396,492	68,395,469
Total Commercial Paper		100,647,997	100,646,378
Total Investments — 99.26%		$462,181,217	566,179,827
Other Assets in Excess of Liabilities — 0.74%			4,238,197
Net Assets — 100.00%			$570,418,024

(a)	Securities with a total market value equal to $341,492,316 have been fair valued based on fair value adjustment factors at September 30, 2014.
(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At September 30, 2014, the value of these securities amounted to $1,023,169 or 0.18% of net assets.
(d)	This security is convertible until September 27, 2017.
(e)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At September 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$139,343,008
Gross unrealized depreciation	(35,344,398)
Net unrealized appreciation	$103,998,610

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares

Currencies

SGD	—	Singapore Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2014	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2014
10/15/14	110,000	British Pound	$184,185	$178,306	$5,879	$—
12/17/14	369,000	British Pound	618,732	597,807	20,925	—
01/14/15	199,000	British Pound	340,028	322,302	17,726	—
02/12/15	765,000	British Pound	1,283,706	1,239,046	44,660	—
10/15/14	2,870,000	Euro	3,977,260	3,625,258	352,002	—
12/17/14	368,000	Euro	498,088	465,055	33,033	—

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2014	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2014
01/14/15	4,887,000	Euro	$6,656,241	$6,177,252	$478,989	$—
02/12/15	8,855,000	Euro	12,056,827	11,192,348	864,479	—
03/18/15	4,822,000	Euro	6,253,893	6,098,297	155,596	—
10/15/14	429,782,000	Japanese Yen	4,221,164	3,919,029	302,135	—
12/17/14	287,338,000	Japanese Yen	2,819,112	2,621,710	197,402	—
01/14/15	936,328,000	Japanese Yen	9,254,676	8,546,927	707,749	—
02/12/15	966,576,000	Japanese Yen	9,488,593	8,819,651	668,942	—
03/18/15	1,076,503,000	Japanese Yen	10,099,948	9,832,543	267,405	—
			$67,752,453	$63,635,531	$4,116,922	$—

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2014	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2014
02/12/15	37,000	British Pound	$59,910	$59,905	$—	$(5)
02/12/15	200,000	Euro	259,560	252,865	—	(6,695)
			$319,470	$312,770	$—	$(6,700)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	8.72%
Consumer Staples	9.89
Energy	6.10
Financials	10.92
Health Care	6.32
Industrials	14.27
Information Technology	5.66
Materials	11.24
Telecommunication Services	2.52
Total International Common Stocks	75.64
Commodity	4.93
International Convertible Bond
Consumer Staples	0.14
Total International Convertible Bond	0.14
International Corporate Bond
Materials	0.64
Total International Corporate Bond	0.64
International Government Bond
Government Issues	0.26
Total International Government Bond	0.26
Commercial Paper
International Commercial Paper	5.66
U.S. Commercial Paper	11.99
Total Commercial Paper	17.65
Total Investments	99.26%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2014

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Fund.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO FINANCIAL STATEMENTS

quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund’s valuation policies.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of September 30, 2014:

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$89,747,717	$341,738,085	$—	$431,485,802
Commodity *	28,107,799	—	—	28,107,799
International Convertible Bond	—	777,400	—	777,400
International Corporate Bond	—	3,680,799	—	3,680,799
International Government Bond	—	1,481,649	—	1,481,649
International Commercial Paper	—	32,250,909	—	32,250,909
U.S. Commercial Paper	—	68,395,469	—	68,395,469
Foreign Currency Contracts **	—	4,116,922	—	4,116,922
Total	$117,855,516	$452,441,233	$—	$570,296,749

Liabilities:
Foreign Currency Contracts **	$—	$6,700	$—	$6,700
Total	$—	$6,700	$—	$6,700

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stocks valued at $1,356,829, were transferred from Level 2 to Level 1 during the nine-month period ended September 30, 2014. At December 31, 2013, these securities were valued based on fair value adjustment factors; at September 30, 2014, these securities were valued using quoted market prices in active markets. International common stocks valued at $215,357,500, were transferred from Level 1 to Level 2 as of September 30, 2014. At December 31, 2013, these securities were valued using quoted market prices in active markets; at September 30, 2014, these securities were valued based on fair value adjustment factors.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At September 30, 2014, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

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NOTES TO FINANCIAL STATEMENTS

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign currency	$4,116,922	$6,700	$1,658,172	$1,949,767

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: November 18, 2014

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: November 18, 2014

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